Basis of Presentation and General Information (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2017	Nov. 18, 2013
Related Party Transaction [Line Items]
Common Limited Partners Capital Account Units Offered		8,250,000
Shares Issued, Price Per Share		$ 18
General Partner
Related Party Transaction [Line Items]
General Partner Interest in Dynagas LNG Partners LP	0.10%
Dynagas Holding Ltd
Related Party Transaction [Line Items]
Ownership percentage in Dynagas LNG Partners LP	44.00%
Dynagas Holding Ltd
Related Party Transaction [Line Items]
Common Limited Partners Capital Account Units Offered		4,250,000
Shares Issued, Price Per Share		$ 18
Line of credit facility, maximum borrowing capacity		$ 30,000